Convertible Debts - Series D Convertible Note (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible Debts
Carrying amount	$ 10,488		$ 10,488
Interest expense	$ 262	$ 534	1,792	$ 2,034
Derivative liability - conversion feature embedded in convertible debt				$ 393
Series D Convertible Note
Convertible Debts
Interest rate				6.00%
Carrying amount			0	$ 1,924
Interest expense			0	17
Derivative liability - conversion feature embedded in convertible debt			393
Threshold qualified financing amount triggering conversion of debt			$ 40,000
Stock price trigger			80.00%
Threshold valuation cap			$ 750,000
Threshold valuation cap in the event of liquidation			750,000
Threshold post-money valuation cap in the event of maturity			$ (300,000)
Series D Convertible Note | Maximum
Convertible Debts
Principal amount				$ 40,000